PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2019
PROPERTY AND EQUIPMENT
NOTE 3. PROPERTY AND EQUIPMENT
	September 30, 2019	September 30, 2018

Furniture and Fixtures	$-	$5,646
Machinery and Equipment	-	12,499
	-	18,145
Less: Accumulated depreciation	-	(18,031)

Property and equipment, net	$-	$114

For the years ended September 30, 2019, 2018 and 2017 the Company recorded depreciation expense of $113, $4,846 and $7,025 respectively.